CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 1,742,000	$ 1,290,000	$ 5,026,000	$ 3,751,000	$ 4,912,000	$ 4,201,000
Cost of revenue	1,025,000	615,000	2,898,000	1,950,000	2,790,000	3,306,000
Gross profit	717,000	675,000	2,128,000	1,801,000	2,122,000	895,000
Operating expenses:
General and administration	823,000	909,000	2,654,000	2,718,000	3,610,000	4,123,000
Selling and marketing	243,000	326,000	737,000	1,019,000	1,293,000	1,446,000
Write off EV assets					763,000
Total operating expenses	1,066,000	1,235,000	3,391,000	3,737,000	5,666,000	5,569,000
Operating loss	(349,000)	(560,000)	(1,263,000)	(1,936,000)	(3,544,000)	(4,674,000)
Other expense:
Interest expense, related party	152,000	100,000	414,000	257,000	368,000	160,000
Interest expense	8,000		22,000		56,000
Total other expense	160,000	100,000	436,000	257,000	424,000	160,000
Loss before income tases	(509,000)	(660,000)	(1,699,000)	(2,193,000)	(3,968,000)	(4,834,000)
Income tax provision			2,000		5,000
Net loss	(509,000)	(660,000)	(1,701,000)	(2,193,000)	(3,973,000)	(4,834,000)
Preferred Dividends				(1,011,000)		(2,028,000)
Net loss available to common stockholders	$ (509,000)	$ (660,000)	$ (1,701,000)	$ (3,204,000)	$ (3,973,000)	$ (6,862,000)
Net loss per common share, basic	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.04)
Net loss per common share, diluted	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.04)
Weighted average common shares, basic	183,983,122	183,943,705	183,982,271	183,942,957	183,944,607	177,562,045
Weighted average common shares, diluted	183,983,122	183,943,705	183,982,271	183,942,957	183,944,607	177,562,045